Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 13 – Subsequent Events

On July 26, 2013, our Board of Directors declared a quarterly cash distribution with respect to the quarter ended June 30, 2013 of $0.4175 per unit, equivalent to $1.67 per unit on an annualized basis.

On August 14, 2013, the Company paid a distribution with respect to the quarter ended June 30, 2013 of US$0.4175 per unit, equivalent to the minimum quarterly distribution.